Right-of-Use-Assets - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Expense relating to short-term leases and other leases with lease terms end within 12 months of the date of initial application of IFRS 16	¥ 1,077	¥ 939
Expense relating to leases of low-value assets, excluding short-term leases of low value assets	46	45
Variable lease payments not included in the measurement of lease liabilities	5,151	4,640
Total cash outflow for leases	20,798	18,240
Additions to right-of-use assets	¥ 13,561	¥ 9,172